Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (946,673)	$ (818,879)
Ending Balance	(839,253)	(946,673)
Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,070,844	4,933,221
Effects in profit and loss	357,373	215,440
Allocation to recoverable taxes	(71,573)	(72,953)
Other comprehensive income	(2,362)	(4,864)
Ending Balance	5,354,282	5,070,844
Derivative financial instruments [Member] | Deferred Tax Liability [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(20,446)
Effects in profit and loss	(10,221)	(20,446)
Ending Balance	(30,667)	(20,446)
Expected credit loss [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	8,267	34,813
Effects in profit and loss	(1,058)	(26,546)
Ending Balance	7,209	8,267
Machinery, equipment and improvements on leased buildings [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(114,627)	(100,485)
Ending Balance	(103,782)	(114,627)
Machinery, equipment and improvements on leased buildings [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	31,854	30,017
Effects in profit and loss		1,837
Ending Balance		31,854
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(2,209)	(2,466)
Ending Balance	(2,008)	(2,209)
Improvements to concession assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	411,620	372,266
Effects in profit and loss	99,546	39,354
Ending Balance	511,166	411,620
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	4,162,475	4,046,418
Effects in profit and loss	298,736	116,057
Ending Balance	4,461,211	4,162,475
Other acquired rights [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	118,215	111,492
Effects in profit and loss	12,561	6,723
Ending Balance	130,776	118,215
Other temporary differences [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	268	(121)
Effects in profit and loss	119	389
Ending Balance	387	268
Unused tax losses [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	233,965	137,330
Effects in profit and loss	(62,975)	96,635
Ending Balance	170,990	233,965
Employee benefits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	20,898	25,701
Effects in profit and loss	8,721	61
Other comprehensive income	(2,362)	(4,864)
Ending Balance	27,257	20,898
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	16,586	14,461
Ending Balance	16,238	16,586
Accruals [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	9,469	7,251
Effects in profit and loss	3,497	2,218
Ending Balance	12,966	9,469
Unused tax credits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	94,259	168,054
Effects in profit and loss	2,656	(842)
Allocation to recoverable taxes	(71,573)	(72,953)
Ending Balance	25,342	94,259
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	31,854
Effects in profit and loss	5,791
Ending Balance	$ 37,645	$ 31,854